Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of carrying amount of this variable interest entities assets and liabilities
	September 30, 2018	September 30, 2017

Current assets	$481,228	$281,493
Plant and equipment, net	71,239	37,479
Total assets	552,467	318,972
Total liabilities	(272,715)	(26,015)
Net assets	$279,752	$292,957

Schedule of useful lives of property plant and equipment
Machinery and equipment	5 − 10 years
Transportation equipment	4 years
Office equipment	3 − 5 years
Leasehold improvement	Shorter of lease term or useful life